Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (142,514)	$ (3,577,621)	$ (5,078,067)	$ (370,438)
Adjustments to reconcile net income/loss to net cash used in operating activities:
Stock-based compensation	20,000	3,300,000	4,200,000
Issuance of warrant			361,724
Stock charitable donation		80,000	80,000
Depreciation	590	495	2,202	2,683
Amortization of debt discount		5,694	5,694	11,306
Changes in operating assets and liabilities:
Accounts receivable	11,045	17,449	(68,324)	23,480
Right-of-use asset	6,008	5,674	23,189	(108,863)
Prepaid expense	(2,540)
Other current assets		(69,512)	21,086	(20,439)
Other asset		(25,000)	(25,000)	(3,000)
Accounts payable and accrued liabilities	(8,821)	(65,808)	(2,020)	(108,534)
Deferred revenue	12,155	45,503	17,506	45,503
Lease liability	(5,789)	(5,249)	(22,107)	110,138
Net cash used in operating activities	(109,866)	(288,375)	(484,117)	(418,164)
Cash flows from investing activities:
Purchase of fixed assets			(1,900)
Net cash used in investing activities			(1,900)
Cash flows from financing activities:
Proceeds from line of credit		3,583		46,845
Repayments of line of credit	(5,502)		(8,734)
Proceeds from SBA EIDL loan				100
Proceed from sale of stock	125,000	420,000	530,000
Proceeds from long term payable				153,000
Proceeds from notes payable	63,000
Shareholders (distributions) contributions		(129)	(140)	616
Net cash provided by financing activities	182,498	423,454	521,126	200,561
Net change in cash	72,632	135,079	35,109	(217,603)
Cash and cash equivalents, beginning of period	45,438	10,329	10,329	227,932
Cash and cash equivalents, end of period	118,070	145,408	45,438	10,329
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	10,017	6,735	26,940	4,490
Cash paid for taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Cancellation of common stocks - related party		78,800	78,800
Reclassification of long-term loan to short term loan			$ 170,000
Subscription receivable		$ 75,000